Consolidated Statement of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating activities:
Net loss	$ (8,152,487)	$ (3,598,208)	$ (5,716,511)	$ (5,900,760)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation		1,373,763	2,259,180	4,397,478
Stock-based interest expense	140,263	390,430	451,680
Gain (Loss) on Disposition of Assets for Financial Service Operations			374,116
Depreciation	141,961	92,999	124,388	89,779
Amortization of intangible assets	135,339	446,556	658,910	142,093
Amortization of original-issue-discounts	1,168,918	141,404	273,607
Bad debt expense	47,452	202,137	270,919	253,483
Forgiveness of PPP loan	(194,940)
Changes in operating assets and liabilities:
Accounts receivable	(1,173,653)	(690,675)	1,022,374	1,465,920
Inventory	(516,340)	362,348	(931,523)	209,893
Prepaid expenses	885,029	(15,990)	10,797	4,760
Security deposit				27,439
Deposits	(2,000)
Other noncurrent assets	7,233	33,714
Other receivable			(57,974)	58,206
Operating lease right-of-use asset	1,811	565	(525)	(299)
Accounts payable	1,490,268	221,161	(72,827)	153,408
Accrued expenses	(42,769)	164,512
Accrued officer’s compensation			2,770	144,363
Other accrued expenses payable			(8,195)	17,777
Net cash used in operating activities	(6,063,915)	(875,284)	(1,947,091)	(2,413,420)
Investing activities:
Note receivable		1,481	21,370	(4,879)
Purchase of property and equipment	(472,827)	(43,616)	(50,219)	(1,105,403)
Proceeds from disposal of asset			3,600
Purchase of intangible assets	(177,530)			(550,000)
Net cash used in investing activities	(650,357)	(42,135)	(25,249)	(1,660,282)
Financing activities:
Proceeds received from notes and loans payable	1,525,000	1,667,840	4,521,618	35,000
Proceeds from issuance of Series D Preferred Stock	2
Repayments of notes and loans payable	(224,000)	(90,000)	(1,359,900)	(19,205)
Deferred financing costs		(101,455)	(518,120)
Proceeds from sale of common stock	4,826,001		300,000	3,296,700
Proceeds received from related parties	320,000
Acquisition of treasury stock		(560,000)	(560,000)
Net cash provided by financing activities	6,447,003	916,385	2,383,598	3,312,495
Decrease in cash and cash equivalents	(267,269)	(1,034)	411,258	(761,207)
Cash and cash equivalents, beginning of period	457,798	46,540	46,540	807,747
Cash and cash equivalents, end of period	190,529	45,506	457,798	46,540
Supplemental Cash Flow Information:
Income taxes paid	1,084	3,170	3,304	2,084
Interest paid	4,000	19,746	206,328	8,793
Non-cash Investing and Financing Activities:
Issuance of common stock for inventory		491,980	491,980	487,500
Issuance of common stock in acquisition of intangible assets			217,011	404,345
Amortization of prepaid issuance of common stock for services rendered		931,079	1,254,096	121,000
Issuance of common stock in lieu of repayments of notes payable	537,748	462,482
Issuance of common stock warrants and commitment shares in connection with convertible promissory note	662,062
Issuance of common stock in asset acquisitions	3,350,513	201,187	929,734
Issuance of common stock in acquisition of note payable (interest expense)			451,680
Issuance of common stock for services rendered	$ 985,824			47,563
Issuance of common stock in conversion of Series A Preferred Stock				10,500
Issuance of common stock in retirement of Series B Preferred Stock				$ 479